Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of measurement of results for tax purposes
	2025	2024	2023
	US $ in millions
Current tax expenses
Current year	27.2	31.2	26.0
Taxes in respect of previous years	(1.8)	0.7	2.5
	25.4	31.9	28.5

Deferred tax expenses
Origination and reversal of temporary differences	151.6	19.3	(156.1)
Total income taxes in income statements	177.0	51.2	(127.6)

Schedule of reconciliation of effective tax rate
	2025	2024	2023
	US $ in millions

Profit (loss) for the year	481.5	2,153.8	(2,687.9)
Income taxes	177.0	51.2	(127.6)
Profit (loss) excluding income taxes	658.5	2,205.0	(2,815.5)

Income tax using the domestic corporation tax rate	151.4	507.2	(647.6)
Current year losses and other temporary differences
for which no deferred tax asset was recognized	2.4		488.7
Utilization of carried forward tax losses for which no
deferred tax assets were recognized		(471.0)
Effect of tax rates in foreign jurisdictions	5.6	9.2	7.4
Non-deductible expenses	3.5	0.2	5.8
Effect of different tax rates on specific gains	14.8	5.7	15.2
Effect of share of profits (losses) of associates	0.6	(0.5)	1.8
Other	(1.3)	0.4	1.1
	177.0	51.2	(127.6)

Schedule of recognised deferred tax assets and liabilities
	Assets		Liabilities		Net
	2025	2024	2025	2024	2025	2024
	US $ in millions

Fixed assets (including right of use assets) (*)			(799.9)	(591.7)	(799.9)	(591.7)
Financial instruments and lease liabilities	533.4	549.4			533.4	549.4
Employee benefits	18.7	13.4			18.7	13.4
Tax losses carry-forwards	58.3	0.5			58.3	0.5
Other items	12.5	8.3			12.5	8.3

Net deferred tax assets
(liabilities)	622.9	571.6	(799.9)	(591.7)	(177.0)	(20.1)

Net deferred tax assets recognized in the statement of the financial position					9.2	7.5
Net deferred tax liabilities recognized in the statement of the financial position					(186.2)	(27.6)
					(177.0)	(20.1)

(*)    In accordance with Israeli Income Tax Regulations, the Group is entitled to deduct depreciation for vessels and related equipment at a higher rate than recorded in its financial statements.

Schedule of movement in deferred tax assets and liabilities during the year
	Fixed assets (including right of use assets)	Financial Instruments and lease liabilities	Employee benefits	Accumulated tax losses	Other items	Total
	US $ in millions
Balance at January 1, 2025	(591.7)	549.4	13.4	0.5	8.3	(20.1)
Recognized in profit or loss	(208.1)	(11.3)	5.3	57.8	4.8	(151.5)
Recognized in other
comprehensive income	(0.1)	(4.7)			(0.6)	(5.4)
Balance at December 31, 2025	(799.9)	533.4	18.7	58.3	12.5	(177.0)

	Fixed assets (including right of use assets)	Financial Instruments and lease liabilities	Employee benefits	Accumulated tax losses	Other items	Total
	US $ in millions
Balance at January 1, 2024	(428.9)	405.0	13.4	0.4	6.6	(3.5)
Recognized in profit or loss	(162.8)	141.5	0.3	0.1	1.6	(19.3)
Recognized in other
comprehensive income		2.9	(0.3)		0.1	2.7
Balance at December 31, 2024	(591.7)	549.4	13.4	0.5	8.3	(20.1)